Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan [Member] - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	1,931	1,685
Granted	1,193	932
Vested	(688)	(520)
Forfeited	(168)	(166)
Closing balance	2,268	1,931